Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	$ 1,961
Balance at end of year	2,029	$ 1,961
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	116	116
Foreign currency translation adjustments
Balance at end of year	116	116
Brand name [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	26	26
Foreign currency translation adjustments	(2)
Balance at end of year	24	26
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	142	142
Foreign currency translation adjustments	(2)
Balance at end of year	$ 140	$ 142